Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,546,328)	$ (4,952,223)	$ (6,592,723)	$ (4,996,069)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,667	4,828	6,811	5,972
Change in fair value of derivative liability	(340,405)	(2,118,175)	(2,216,488)	189,000
Change in fair value of warrant liabilities				398,675
Amortization of debt discount and finance fees	1,079,444	1,654,724	2,123,049	377,384
Gain on marketable securities	(100,118)	(1,744)	(4,970)
Change in fair value of marketable securities	71,568	(21,134)	(71,568)
Accrued interest settled with common stock	54,670	294,927	294,927
Loss on settlement of notes payable and convertible notes payable, as restated	833,501	477,221	477,221	1,795,652
Fair value of freestanding instruments in excess of proceeds, as restated				189,912
Gain on settlement on accounts payable				(328,687)
Gain on forgiveness of Paycheck Protection Program				(73,007)
Stock-based compensation, as restated	227,886	95,438	181,960	237,547
Changes in operating assets and liabilities:
Accrued interest income	14,897	(12,435)	(14,901)
Prepaid expenses	11,433	(8,956)	46,675	(156,282)
Accounts payable and accrued expenses	1,065,584	63,255	166,115	(382,881)
Accounts payable and accrued expenses - related parties	(446)	(12,500)	(12,054)	12,500
Accrued interest payable, as restated	(15,056)	106,578	110,453	18,378
Accrued interest payable - related parties	2,137	(98,135)	(98,135)	51,188
Other assets			6,480
Change in operating lease asset and liabilities	498	9,358	16,001	(5,693)
Net cash used in operating activities	(4,637,068)	(4,518,973)	(5,581,147)	(2,666,411)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities	(43,587)	(2,977,714)	(2,998,572)
Proceeds from disposition of marketable securities	2,959,352	80,000	187,895
Purchase of equipment		(19,046)	(19,046)
Net cash provided by (used in) investing activities	2,915,765	(2,916,760)	(2,829,723)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares and exercise of warrants, as restated				9,995,513
Proceeds from note payable-related party	250,000			50,000
Repayment of note payable-related party		(685,473)	(685,473)	(50,000)
Proceeds from convertible notes payable		3,935,000	3,935,000	550,715
Proceeds from notes payable and warrants, as restated				50,000
Payment for finance costs related to convertible note payable		(345,000)	(345,000)	(17,363)
Payment for finance costs	(101,651)
Payment of convertible note payable	(846,806)		(334,444)
Net cash provided by (used in) financing activities	(698,457)	2,904,527	2,570,083	10,578,865
Net change in cash and cash equivalents	(2,419,760)	(4,531,206)	(5,840,787)	7,912,454
Cash and cash equivalents, beginning of period	2,576,416	8,417,203	8,417,203	504,749
Cash and cash equivalents, end of period	156,656	3,885,997	2,576,416	8,417,203
Cash paid for:
Interest	79,682	102,373	164,807	39,201
Income taxes
Supplemental non-cash financing activities:
Common stock issued for settlement of debt	1,947,294	2,697,849
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively, as restated		90,816	90,816	14,662
Initial recognition of right of use asset and liability		$ 365,556	365,556
Common stock issued for conversion of accrued interest, as restated				16,340
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated			2,697,849	1,199,916
Common stock issued for exercise of warrants with settlement of notes payable, as restated				$ 2,153,124
Common shares issued for dividends on and conversion of Series A convertible preferred stock, as restated				402,064
Reclassification of fair value of warrant liabilities to equity, as restated				$ 881,553